INTEREST AND FINANCE COSTS	12 Months Ended
Dec. 31, 2020
INTEREST AND FINANCE COSTS
INTEREST AND FINANCE COSTS

14.INTEREST AND FINANCE COSTS

(a)	Interest and finance costs

	2020	2019
Accretion on Camino Rojo project loan (note 11)	$2,860	$162
Accretion on Newmont loan (note 12)	1,295	1,110
Interest expense on leases	7	4
Interest income	(267)	(107)
	$3,895	$1,169

(b)	Interest and finance costs presentation changes

The Company made changes to the December 31, 2019 interest and finance presentation to provide more relevant information and ensure comparability between reporting periods. Changes include disclosing Interest expense on leases separately and presenting Accretion on Camino Rojo project loan and Amortization of project loan transaction cost together.

	2019	2019	2019
	Before changes	After changes	Adjustment
Interest income	(107)	(107)	—
Accretion on Newmont Loan	1,110	1,110	—
Interest expense	81	—	81
Amortization of project loan transaction costs	85	—	85
Accretion on Camino Rojo project loan	—	162	(162)
Interest expense on leases	—	4	(4)
	1,169	1,169	$—